Interest Bearing Loans and Borrowings - Additional Information (Detail)		12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016	Mar. 31, 2018 EUR (€)
Disclosure of Detailed Information about Borrowings [Line Items]
Loans received	€ 356,000,000	€ 356,000,000	€ 295,000,000
Options exercised to extend	3,583,000,000	3,583,000,000	3,554,000,000
Borrowings	€ 9,316,000,000	€ 9,316,000,000	€ 7,981,000,000
Period revolving committed bank facilities be available	5 years
Minimum interest cover		4.5	4.5	4.5
Minimum interest coverage ratio		11.2	11.6	10.1
Minimum net worth	€ 5,100,000,000	€ 5,100,000,000	€ 6,200,000,000
Net worth	18,800,000,000	18,800,000,000	16,600,000,000
Interest bearing loans and borrowings [member] | Property, plant and equipment [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans received	5,000,000	5,000,000	2,000,000
Letters of guarantee [member] | Loans bank advances derivative obligations and future lease obligations [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Borrowings	8,900,000,000	8,900,000,000	7,700,000,000
Letters of guarantee [member] | Letters of credit [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Borrowings	€ 300,000,000	€ 300,000,000	€ 200,000,000
Syndicate facility [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Options exercised to extend					€ 3,500,000,000